University of Mississippi Agreements (Detail Textuals)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 01, 2017 USD ($)	Jan. 10, 2017 USD ($)	Dec. 14, 2015 USD ($) License_agreement	Oct. 15, 2014 USD ($)	Sep. 29, 2014 USD ($) License_agreement	Jul. 31, 2013	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
University Of Mississippi Agreements [Line Items]
Research and development expense							$ 88,550	$ 80,525	$ 241,302	$ 675,840	$ 939,040	$ 576,093
University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Term of memorandum of understanding agreement						5 years
Notice period for termination						3 months
UM 5050 pro-drug agreements | University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Number of license agreements | License_agreement					3
Notice period for termination					60 days
Annual fees for license agreement					$ 25,000
Aggregate milestone payments if milestones achieved					$ 2,100,000
UM 5050 pro-drug agreements | University of Mississippi | Intellectual Property | October 2014
University Of Mississippi Agreements [Line Items]
One time up front payment				$ 10,000
UM 8930 pro-drug agreements | University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Number of license agreements | License_agreement			2
Notice period for termination		60 days	60 days
One time up front payment		$ 65,000	$ 65,000
Annual fees for license agreement			25,000
Aggregate milestone payments if milestones achieved			1,400,000
UM 8930 pro-drug agreements | University of Mississippi | Intellectual Property | December 2015
University Of Mississippi Agreements [Line Items]
One time up front payment			$ 10,000
UM 5070 license agreement | University of Mississippi | Intellectual Property
University Of Mississippi Agreements [Line Items]
Notice period for termination		60 days
One time up front payment		$ 65,000
Annual fees for license agreement	$ 25,000
Aggregate milestone payments if milestones achieved	$ 700,000